Employee Benefits - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Employee Benefits [Abstract]
Employee service period required for benefits	3 years
Weighted average duration of defined benefit obligations	12 years 6 months	12 years 7 months 6 days
Estimate of contributions expected to be paid to plan for next annual reporting period	¥ 19,222
Defined contribution costs	¥ 60,521	¥ 46,446	¥ 37,345